Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Detailed Information about Other Income [Line Items]
Interest income	$ 373	$ 193
Government grants (note i)		531
Other income	28	32
Revenue	$ 401	$ 756